Term Loan Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Term Loan Facility
Term Loan Facility

(7) Term Loan Facility

        On September 21, 2012, the Company entered into a Loan and Security Agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. On December 24, 2012, the Company paid down $6,000 of the term loan facility. On March 25, 2013, the Company paid off the remaining $6,000 of the loan facility. At December 31, 2012 and June 30, 2013, the Company recorded accrued interest in the amount of $3 and $0, respectively, which is included in accrued expenses.

        The Company capitalizes costs directly associated with acquiring third party financing. As of December 31, 2012, deferred financing costs, net of accumulated amortization, were $125. During the six months ended June 30, 2013, the Company accelerated and recognized $125 as a result of paying off the term loan facility.

        The Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility prior to paying off the term loan facility on March 25, 2013.

(6) Term Loan Facility

        On September 21, 2012, the Company entered into a loan and security agreement with Silicon Valley Bank providing for a $12,000 term loan facility, which the Company refers to as the term loan facility. The Company will use the net proceeds from the term loan facility for working capital and general business purposes. The term loan facility provides for a term loan of $12,000 and matures on the earlier of (i) September 21, 2013 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The term loan facility provides for interest on the term loan, at the Company's option, at the prime rate as published in the Wall Street Journal minus 0.75%, or a LIBOR-based rate plus a margin of 2.00%. The Company generally selects the one-month LIBOR-based rate. On February 21, 2013, the Company selected the one-month LIBOR-based rate in connection with the reset of its term loan facility. The newly selected rate expires on March 21, 2013 at which time the Company can select a new interest rate option. On December 24, 2012, the Company paid down $6,000 of the term loan facility.

        The term loan facility includes financial covenants of a minimum EBITDA determined quarterly, measured on a trailing 12 month basis and a minimum liquidity requirement. The term loan also includes customary negative and affirmative covenants including, among others, limitations on the Company's ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations (other than the Reorganization); or (vii) change its business.

        Amounts under the term loan facility may become due upon certain events of default including, among others, failure to comply with the term loan facility's covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the term loan facility is an additional 2.00% per annum over the otherwise applicable rate. All obligations under the term loan facility are secured by substantially all of the Company's assets, other than its intellectual property.

        At December 31, 2012, the Company was in compliance with the financial covenants and other covenants applicable to it under the term loan facility and the outstanding term loan facility balance was $6,000. At December 31, 2012, the Company recorded accrued interest in the amount of $3, which is included in accrued expenses at December 31, 2012.

        The Company capitalizes costs directly associated with acquiring third party financing. Deferred financing costs are included in prepaid expenses and other current assets and are amortized on a straight-line basis as interest expense over the term of the related indebtedness. In cases where amounts borrowed are paid in advance, financing costs related to the amount borrowed are accelerated. As of December 31, 2012, deferred financing costs, net of accumulated amortization were $125.